Income Taxes - Components of Net Deferred Tax Assets (Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Other assets	$ 585	$ 576	$ 349
Valuation allowance	(539)	(529)	(336)
Total deferred tax assets	46	47	13
Deferred tax liabilities:
Other liabilities	11	3	0
Net deferred tax asset, current	35	44	13
Deferred tax assets:
Domestic tax loss carryforwards	17,288	18,067	18,450
Foreign tax loss carryforwards	5,526	4,202	4,266
Tax credits	57	11	5
Other assets	900	1,149	433
Valuation allowance	(22,040)	(21,615)	(22,410)
Total deferred tax assets	1,731	1,814	744
Deferred tax liabilities:
Other liabilities	1,966	2,028	878
Net deferred tax liability, noncurrent	$ (235)	$ (214)	$ (134)